Consolidated Statements of Operations (Parenthetical) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cost of sales	[1]	€ 13,770.9	€ 13,422.4	€ 10,473.3
Related party
Cost of sales		€ 2,793.2	€ 2,854.5	€ 2,206.1

[1]	Cost of sales includes amounts with related parties of €2,793.2 million, €2,854.5 million and €2,206.1 million in 2024, 2023 and 2022, respectively.